Investment Securities (Tables)	12 Months Ended
Dec. 31, 2025
Investments, Debt and Equity Securities [Abstract]
Held-to-Maturity Investment Securities
The amortized cost, gross unrealized holding gains and losses, and fair value of held-to-maturity and available-for-sale investment securities at December 31 were as follows:

	2025				2024
(Dollars in Millions)	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Held-to-Maturity
U.S. Treasury and agencies	$648	$—	$(4)	$644	$1,296	$—	$(21)	$1,275
Mortgage-backed securities
Residential agency	73,591	72	(9,184)	64,479	75,392	3	(12,317)	63,078
Commercial agency	1,644	25	(2)	1,667	1,702	—	(27)	1,675
Other	287	2	—	289	244	3	—	247
Total held-to-maturity	$76,170	$99	$(9,190)	$67,079	$78,634	$6	$(12,365)	$66,275
Available-for-Sale
U.S. Treasury and agencies	$30,098	$32	$(1,360)	$28,770	$30,467	$1	$(2,081)	$28,387
Mortgage-backed securities
Residential agency	39,066	286	(1,342)	38,010	35,558	13	(2,290)	33,281
Commercial
Agency	8,703	—	(961)	7,742	8,673	—	(1,322)	7,351
Non-agency	7	—	—	7	7	—	(1)	6
Asset-backed securities	6,512	16	(1)	6,527	7,136	30	(1)	7,165
Obligations of state and political subdivisions	10,387	11	(884)	9,514	10,690	13	(1,151)	9,552
Other	265	3	—	268	249	1	—	250
Total available-for-sale, excluding portfolio level basis adjustments	95,038	348	(4,548)	90,838	92,780	58	(6,846)	85,992
Portfolio level basis adjustments(a)	185	—	(185)	—	13	—	(13)	—
Total available-for-sale	$95,223	$348	$(4,733)	$90,838	$92,793	$58	$(6,859)	$85,992
(a)Represents fair value hedge basis adjustments related to active portfolio layer method hedges of available-for-sale investment securities, which are not allocated to individual securities in the portfolio. For additional information, refer to Note 19.

Available-for-Sale Investment Securities
The amortized cost, gross unrealized holding gains and losses, and fair value of held-to-maturity and available-for-sale investment securities at December 31 were as follows:

	2025				2024
(Dollars in Millions)	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Held-to-Maturity
U.S. Treasury and agencies	$648	$—	$(4)	$644	$1,296	$—	$(21)	$1,275
Mortgage-backed securities
Residential agency	73,591	72	(9,184)	64,479	75,392	3	(12,317)	63,078
Commercial agency	1,644	25	(2)	1,667	1,702	—	(27)	1,675
Other	287	2	—	289	244	3	—	247
Total held-to-maturity	$76,170	$99	$(9,190)	$67,079	$78,634	$6	$(12,365)	$66,275
Available-for-Sale
U.S. Treasury and agencies	$30,098	$32	$(1,360)	$28,770	$30,467	$1	$(2,081)	$28,387
Mortgage-backed securities
Residential agency	39,066	286	(1,342)	38,010	35,558	13	(2,290)	33,281
Commercial
Agency	8,703	—	(961)	7,742	8,673	—	(1,322)	7,351
Non-agency	7	—	—	7	7	—	(1)	6
Asset-backed securities	6,512	16	(1)	6,527	7,136	30	(1)	7,165
Obligations of state and political subdivisions	10,387	11	(884)	9,514	10,690	13	(1,151)	9,552
Other	265	3	—	268	249	1	—	250
Total available-for-sale, excluding portfolio level basis adjustments	95,038	348	(4,548)	90,838	92,780	58	(6,846)	85,992
Portfolio level basis adjustments(a)	185	—	(185)	—	13	—	(13)	—
Total available-for-sale	$95,223	$348	$(4,733)	$90,838	$92,793	$58	$(6,859)	$85,992
(a)Represents fair value hedge basis adjustments related to active portfolio layer method hedges of available-for-sale investment securities, which are not allocated to individual securities in the portfolio. For additional information, refer to Note 19.

Interest Income from Taxable and Non-Taxable Investment Securities
The following table provides information about the amount of interest income from taxable and non-taxable investment securities:

Year Ended December 31 (Dollars in Millions)	2025	2024	2023
Taxable	$5,101	$4,808	$4,171
Non-taxable	297	303	314
Total interest income from investment securities	$5,398	$5,111	$4,485

Gross Gains and Losses Realized through Sales of Available-for-Sale Investment Securities
The following table provides information about the amount of gross gains and losses realized through the sales of available-for-sale investment securities:

Year Ended December 31 (Dollars in Millions)	2025	2024	2023
Realized gains	$21	$147	$74
Realized losses	(82)	(301)	(219)
Net realized gains (losses)	$(61)	$(154)	$(145)
Income tax expense (benefit) on net realized gains (losses)	$(15)	$(39)	$(37)

Gross Unrealized Losses and Fair Value of Investment Securities	The following table shows the gross unrealized losses excluding portfolio level basis adjustments and fair value of the Company’s available-for-sale investment securities with unrealized losses, aggregated by investment category and length of time the individual investment securities have been in continuous unrealized loss positions, at December 31, 2025:

	Less Than 12 Months		12 Months or Greater		Total
(Dollars in Millions)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. Treasury and agencies	$200	$—	$17,884	$(1,360)	$18,084	$(1,360)
Mortgage-backed securities
Residential agency	841	(1)	17,248	(1,341)	18,089	(1,342)
Commercial
Agency	—	—	7,742	(961)	7,742	(961)
Non-agency	—	—	7	—	7	—
Asset-backed securities	907	(1)	—	—	907	(1)
Obligations of state and political subdivisions	307	(5)	8,138	(879)	8,445	(884)
Total investment securities	$2,255	$(7)	$51,019	$(4,541)	$53,274	$(4,548)

Amortized Cost, Fair Value and Yield by Maturity Date
The following table provides information about the amortized cost, fair value and yield by maturity date of the investment securities outstanding at December 31, 2025:

(Dollars in Millions)	Amortized Cost	Fair Value	Weighted- Average Maturity in Years	Weighted- Average Yield(e)

Held-to-Maturity
U.S. Treasury and agencies
Maturing in one year or less	$—	$—	—	—%
Maturing after one year through five years	648	644	1.3	3.00
Maturing after five years through ten years	—	—	—	—
Maturing after ten years	—	—	—	—
Total	$648	$644	1.3	3.00%
Mortgage-backed securities(a)
Maturing in one year or less	$224	$226	0.7	4.80%
Maturing after one year through five years	4,283	4,356	3.6	5.12
Maturing after five years through ten years	70,721	61,557	8.3	2.16
Maturing after ten years	7	7	18.1	1.81
Total	$75,235	$66,146	8.0	2.34%
Other
Maturing in one year or less	$73	$73	0.6	2.71%
Maturing after one year through five years	214	216	1.8	2.63
Maturing after five years through ten years	—	—	—	—
Maturing after ten years	—	—	—	—
Total	$287	$289	1.5	2.63%
Total held-to-maturity(b)	$76,170	$67,079	7.9	2.34%
Available-for-Sale
U.S. Treasury and agencies
Maturing in one year or less	$1,725	$1,701	0.8	1.88%
Maturing after one year through five years	20,649	20,175	3.3	2.79
Maturing after five years through ten years	7,724	6,894	6.7	2.30
Maturing after ten years	—	—	—	—
Total	$30,098	$28,770	4.0	2.61%
Mortgage-backed securities(a)
Maturing in one year or less	$361	$357	0.5	1.94%
Maturing after one year through five years	20,522	19,967	4.2	3.95
Maturing after five years through ten years	26,713	25,260	7.0	3.91
Maturing after ten years	180	175	10.8	5.06
Total	$47,776	$45,759	5.8	3.91%
Asset-backed securities(a)
Maturing in one year or less	$—	$—	—	—%
Maturing after one year through five years	2,596	2,606	2.4	4.80
Maturing after five years through ten years	3,916	3,921	5.4	5.03
Maturing after ten years	—	—	—	—
Total	$6,512	$6,527	4.2	4.94%
Obligations of state and political subdivisions(c)(d)
Maturing in one year or less	$959	$957	0.5	4.14%
Maturing after one year through five years	2,188	2,171	2.2	4.30
Maturing after five years through ten years	1,279	1,212	7.4	3.39
Maturing after ten years	5,961	5,174	14.3	3.41
Total	$10,387	$9,514	9.7	3.66%
Other
Maturing in one year or less	$109	$109	0.3	4.96%
Maturing after one year through five years	156	159	2.1	4.40
Maturing after five years through ten years	—	—	—	—
Maturing after ten years	—	—	—	—
Total	$265	$268	1.3	4.63%
Total available-for-sale(b)(f)	$95,038	$90,838	5.5	3.55%
(a)Information related to asset and mortgage-backed securities included above is presented based upon weighted-average maturities that take into account anticipated future prepayments.
(b)The weighted-average maturity of total held-to-maturity investment securities was 8.7 years at December 31, 2024, with a corresponding weighted-average yield of 2.20 percent. The weighted-average maturity of total available-for-sale investment securities was 6.8 years at December 31, 2024, with a corresponding weighted-average yield of 3.67 percent.
(c)Information related to obligations of state and political subdivisions is presented based upon yield to first optional call date if the security is purchased at a premium, and yield to maturity if the security is purchased at par or a discount.
(d)Maturity calculations for obligations of state and political subdivisions are based on the first optional call date for securities with a fair value above par and the contractual maturity date for securities with a fair value equal to or below par.
(e)Weighted-average yields for obligations of state and political subdivisions are presented on a fully-taxable equivalent basis based on a federal income tax rate of 21 percent. Yields on investment securities are computed based on amortized cost balances, excluding any premiums or discounts recorded related to the transfer of investment securities at fair value from available-for-sale to held-to maturity.
(f)Amortized cost excludes portfolio level basis adjustments of $185 million.